EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2001 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 73 ("Amendment No. 73") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 73 was filed electronically with the Commission (Accession No. 0000940394-01-500087) on February 26, 2001:

                         Eaton Vance Floating-Rate Fund
                   Eaton Vance Floating-Rate High Income Fund
                          Eaton Vance High Income Fund
                        Eaton Vance Strategic Income Fund
                     Eaton Vance Tax-Managed Growth Fund 1.2
                Eaton Vance Tax-Managed Capital Appreciation Fund
                Eaton Vance Tax-Managed Emerging Growth Fund 1.2
                Eaton Vance Tax-Managed International Growth Fund
                       Eaton Vance Tax-Managed Value Fund
                Eaton Vance Tax-Managed Emerging Growth Fund 1.1
                 Eaton Vance Tax-Managed Young Shareholder Fund

                                          EATON VANCE MUTUAL FUNDS TRUST


                                          By:/s/ Eric G. Woodbury
                                          -------------------------------------
                                          Eric G. Woodbury, Assistant Secretary
Date: March 1, 2001